UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01090

                              THE JAPAN FUND, INC.
                                    --------

                            TWO AVENUE DE LAFAYETTE,
                             LCC 0695, P.O. BOX 5049
                                BOSTON, MA 02111

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                                    --------

                                AGENT FOR SERVICE

                            Two Avenue de Lafayette,
                                    LCC 0695
                                Boston, MA 02111

                                   COPIES TO:
                              Nora M. Jordan, Esq.
                              Davis Polk & Wardwell
                              450 Lexington Avenue
                               New York, NY 10017

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------


      THE JAPAN FUND, INC.


      ANNUAL REPORT
      September 30, 2007




--------------------------------------------------------------------------------
                                 Class S Shares
--------------------------------------------------------------------------------

                                    [JF LOGO]

--------------------------------------------------------------------------------




      Contents
--------------------------------------------------------------------------------
       1   Letter from the Chairman
       3   Performance Summary
       5   Management's Discussion of Fund Performance
       7   Portfolio Summary
       8   Top Ten Holdings
       9   Schedule of Investments
      15   Statement of Assets and Liabilities
      16   Statement of Operations
      17   Statement of Changes in Net Assets
      18   Financial Highlights
      19   Notes to Financial Statements
      31   Report of Independent Registered Public Accounting Firm
      32   Directors and Officers
      44   Disclosure of Fund Expenses
      46   Approval of Investment Advisory Agreements

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman
--------------------------------------------------------------------------------

[PHOTO OMITTED]
William L. Givens

Dear Shareholders,

During the past 12 months, The Japan Fund has performed relatively well in a mediocre market, returning 7.3% versus 4.1% for the Tokyo Stock Exchange First Section. We have done particularly well over the past six months, outperforming more than 95% of our peers.

We have also made improvements in the administration of our Fund during this period. During contract negotiations last spring, our previous administrator, proposed to raise our fees by a significant amount. We sought other proposals and discovered that State Street Bank and its affiliates could provide equivalent or better services at a lower cost even prior to the proposed increase. State Street Bank and Trust Company assumed responsibility for fund administration, accounting, and other services effective October 1, 2007. Boston Financial Services, Inc. assumed responsibility for transfer agency services effective October 8, 2007.

This change will cause a small, temporary increase in our expenses, owing to primarily increased legal fees incurred in the course of these changes. We are confident, however, that the long-term effect will be an improvement in service at lower cost to you.

As always, we value highly your interest in and support of The Japan Fund, and will strive to earn your loyalty.

Sincerely,

/s/ William L. Givens

William L. Givens
Chairman of the Board


                                                        The Japan Fund, Inc. | 1

Letter from the Chairman (concluded)
--------------------------------------------------------------------------------

EFFECTIVE MARCH 31, 2007, JOHN F. MCNAMARA, PRESIDENT OF THE JAPAN FUND, INC., RESIGNED. EFFECTIVE APRIL 26, 2007, THE BOARD OF DIRECTORS OF THE JAPAN FUND, INC. ELIMINATED THE OFFICE OF THE PRESIDENT, ESTABLISHED THE OFFICE OF THE CHIEF EXECUTIVE OFFICER AND ELECTED WILLIAM L. GIVENS CHIEF EXECUTIVE OFFICER.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTING INVOLVES RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUATIONS, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. THE VALUE OF SMALLER, LESS WELL KNOWN ISSUERS CAN PERFORM DIFFERENTLY FROM THE MARKET AS A WHOLE, CAN BE LESS LIQUID, AND CAN BE MORE VOLATILE THAN THAT OF LARGER ISSUERS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS OF SEPTEMBER 30, 2007, THE AVERAGE ANNUAL TOTAL RETURNS FOR THE JAPAN FUND, INC. WERE: 1 YEAR 7.30%; 5 YEAR 15.55% AND 10 YEAR 7.95%. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US ONLINE AT WWW.THEJAPANFUND.COM.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE FUND'S MANAGEMENT AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. SEI INVESTMENTS DISTRIBUTION CO. SERVED AS THE FUND'S DISTRIBUTOR DURING THE REPORTING PERIOD. AS OF OCTOBER 1, 2007 FORESIDE FUND SERVICES, LLC HAS ASSUMED THE ROLE OF DISTRIBUTOR.


2 | The Japan Fund, Inc.

Performance Summary (Unaudited)                               SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                             1 YEAR   3 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S               7.30%   12.09%   15.55%    7.95%
--------------------------------------------------------------------------------
TOPIX                                         4.14%   13.12%   14.31%    2.95%
================================================================================

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                        CLASS S
--------------------------------------------------------------------------------
09/30/07                                                                $ 12.94
--------------------------------------------------------------------------------
09/30/06                                                                $ 12.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       FUNDS         PERCENTILE
PERIOD                              RANK              TRACKED         RANKING
--------------------------------------------------------------------------------
1-Year                                4        of        53              8
--------------------------------------------------------------------------------
3-Year                               20        of        41             49
--------------------------------------------------------------------------------
5-Year                                6        of        37             16
--------------------------------------------------------------------------------
10-Year                               2        of        15             13
================================================================================

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.

Source: Lipper, Inc.

LIPPER, INC. IS A NATIONALLY RECOGNIZED INDEPENDANT ORGANIZATION THAT RANKS THE PERFORMANCE OF MUTUAL FUNDS. THE FUND IS RANKED (BASED ON TOTAL RETURN) AS OF THE MOST RECENT MONTH END AS CALCULATED BY LIPPER ANALYTICAL SERVICES. EACH FUND IS RANKED WITHIN A UNIVERSE OF FUNDS SIMILAR IN INVESTMENT OBJECTIVE. LIPPER, INC. FUND PERFORMANCE DOES NOT REFLECT SALES CHARGES.

* Prior to October 7, 2002, the Fund was advised by a different investment advisor and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.


                                                        The Japan Fund, Inc. | 3

Performance Summary (Unaudited) (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             The Japan
                            Fund, Inc. --
                              Class S       TOPIX+
                 9/30/1997    $10,000      $10,000
                     9/98     $ 8,018      $ 6,727
                     9/99     $17,747      $12,516
                     9/00     $19,696      $12,113
                     9/01     $11,506      $ 7,708
                     9/02     $10,430      $ 6,854
                     9/03     $14,113      $ 8,348
                     9/04     $15,259      $ 9,243
                     9/05     $18,693      $11,627
                     9/06     $20,027      $12,846
                     9/07     $21,489      $13,377

--------------------------------------------------------------------------------
COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.                      1-YEAR    3-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Class S Average annual total return        7.30%    12.09%    15.55%     7.95%
--------------------------------------------------------------------------------
TOPIX+ Average annual total return         4.14%    13.12%    14.31%     2.95%
--------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. TOPIX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PLEASE CALL (800) 535-2726 OR VISIT US ONLINE AT WWW.THEJAPANFUND.COM FOR THE FUND'S MOST RECENT MONTH END PERFORMANCE.


4 | The Japan Fund, Inc.

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

MARKET REVIEW

During the 12 months to September 30, 2007, the Japanese stock market, as measured by the Tokyo Stock Exchange First Section (TOPIX), returned 4.1% in US dollar terms. Japanese equities fell sharply from late October through mid November 2006, but soon regained lost ground amid a recovery in investor confidence. TOPIX closed the year in positive territory, recording a fourth consecutive annual advance, and later climbed to a 16-year high. At the end of February 2007, however, a sharp drop in Chinese shares and concerns about the high level of sub-prime mortgage defaults in the US fuelled a sell-off across global markets and Japanese stocks surrendered a measure of their earlier gains. While Japanese equities traced a gradual upward path through the spring and early summer, market conditions deteriorated rapidly from late July. A sell-off in global equity markets gathered pace in August, as sub-prime loan problems in the US sparked fears of a credit crunch. TOPIX fell to its lowest level in more than a year and small-cap indices fared even worse. While the US Federal Reserve's 50 basis point (.50%) cut in short-term rates fuelled an upturn in global markets, Japanese stocks remained relative laggards. Factors such as sluggish domestic growth, foreign exchange (forex) volatility and a high dependence on overseas investment flows resulted in a significant level of underperformance. During the period, raw materials and cyclical industries achieved the most significant gains, spurred by buoyant global demand and rising oil and metals prices. In contrast, financial sectors suffered the steepest declines. Major banking groups fared poorly amid weak earnings, diminishing expectations of further interest rate hikes and concerns about the sub-prime loan crisis in the US. Meanwhile, regulatory changes weighed on consumer finance companies. The retail sector also performed poorly as a result of sluggish consumption, unseasonable weather and tough year-on-year sales comparisons. Large-cap stocks continued to outperform medium-sized and smaller companies, as investors favoured stable blue chips over riskier segments of the market that offered limited earnings incentives. Value stocks outperformed growth by a relatively wide margin, perpetuating a long-term trend that reasserted itself from early 2006 onwards. In April-June 2007, real Gross Domestic Product (GDP) contracted by 0.3% (-1.2%


                                                        The Japan Fund, Inc. | 5

Management's Discussion of Fund Performance
(concluded)
--------------------------------------------------------------------------------

annualized), the largest decline in more than four years. The unexpectedly weak data reflected a 1.2% quarter-on-quarter decline in fixed investment and a deceleration in both consumption and external demand.

FUND PERFORMANCE

Over the 12 months to September 30, 2007, The Japan Fund returned 7.3%, outperforming the 4.1% return of the Tokyo Stock Exchange First Section. The Fund also outperformed the 1.8% return of the Lipper Japan peer group (all figures quoted in US dollars). The strong performance of a number of the manager's high-conviction bets in large-cap technology and commodity-related stocks accounted for much of the Fund's active return. An underweight position in the banking sector, which fared poorly as a result of sluggish earnings and concerns about exposure to US sub-prime instruments, also proved rewarding. In contrast, holdings in certain semiconductor-related companies and an overweight stance in retailing detracted from performance.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S ANNUAL REPORT.


6 | The Japan Fund, Inc.

Portfolio Summary
(Unaudited)                                                   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION                                          9/30/07     9/30/06(a)
--------------------------------------------------------------------------------
Equity Holdings                                            99.8%         90.0%
Cash Equivalents                                            0.2%         10.0%
================================================================================
                                                          100.0%        100.0%
================================================================================

(a) INCLUDES COLLATERAL FOR SECURITIES ON LOAN.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (Excludes Cash Equivalents)        9/30/07       9/30/06
--------------------------------------------------------------------------------
Manufacturing                                                30%           22%
Durables                                                     12%            4%
Technology                                                   12%            8%
Metal                                                        11%            6%
Consumer Discretionary                                        7%           14%
Service Industries                                            6%            3%
Financial                                                     6%           20%
Health                                                        5%            6%
Consumer Staples                                              5%            4%
Construction                                                  3%            4%
Transportation                                                3%            4%
Energy                                                       --%            2%
Media                                                        --%            1%
Communication                                                --%            2%
================================================================================
                                                            100%          100%
================================================================================

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING SECURITIES LENDING.

FOR REPORTING PURPOSES, INDUSTRY CLASSIFICATIONS ARE COMBINED IN THIS SECTOR DIVERSIFICATION CHART. FOR INDUSTRY CLASSIFICATIONS, PLEASE SEE THE SCHEDULE OF INVESTMENTS STARTING ON PAGE 9.


                                                        The Japan Fund, Inc. | 7

Top Ten Holdings                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS AT SEPTEMBER 30, 2007 (42.5% of Portfolio)
--------------------------------------------------------------------------------

1.  MITSUBISHI ELECTRIC CORP.                                              5.7%
    Comprehensive electrical machinery manufacturer
--------------------------------------------------------------------------------
2.  TOYOTA MOTOR CORP.                                                     5.3%
    World's largest automaker
--------------------------------------------------------------------------------
3.  SUZUKI MOTOR CORP.                                                     4.8%
    Japan's largest minicar maker
--------------------------------------------------------------------------------
4.  DAIKIN INDUSTRIES LTD.                                                 4.7%
    Leading specialized maker of air conditioners
--------------------------------------------------------------------------------
5.  NINTENDO CO. LTD.                                                      4.3%
    Videogame hardware & software developer
--------------------------------------------------------------------------------
6.  NIDEC CORP.                                                            4.0%
    Specialized manufacturer of precision motors
--------------------------------------------------------------------------------
7.  MITSUBISHI CORP.                                                       3.7%
    Japan's largest general trading company
--------------------------------------------------------------------------------
8.  CANON, INC.                                                            3.4%
    Leading maker of office automation equipment and cameras
--------------------------------------------------------------------------------
9.  MITSUI & CO. LTD.                                                      3.3%
    General trading company
--------------------------------------------------------------------------------
10. IBIDEN CO. LTD.                                                        3.3%
    Maker of ceramic IC packages and diesel particulate filters
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.


8 | The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                           SHARES     VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCK 99.0%
--------------------------------------------------------------------------------

CONSTRUCTION 2.6%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 2.6%
Mitsubishi Rayon Co. Ltd.                                 335,000     2,374,314
Rinnai Corp.                                              204,800     6,116,361
Shimachu Co. Ltd.                                          46,600     1,233,470
================================================================================
                                                                      9,724,145
================================================================================
CONSUMER DISCRETIONARY 6.9%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 0.6%
ABC-Mart, Inc.                                            100,700     2,187,606
================================================================================
RECREATIONAL PRODUCTS 5.1%
Aeon Fantasy Co. Ltd.                                      49,280       835,421
Namco Bandai Holdings, Inc.                               139,800     2,032,791
Nintendo Co. Ltd.                                          30,400    15,828,646
================================================================================
                                                                     18,696,858
================================================================================
RETAIL - MISC/DIVERSIFIED 0.4%
Ryohin Keikaku Co. Ltd.                                    28,900     1,663,291
================================================================================
TOOLS - HAND HELD 0.8%
Makita Corp.                                               65,300     2,865,581
================================================================================
CONSUMER STAPLES 4.5%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 4.1%
Konica Minolta Holdings, Inc.                             397,500     6,738,637
Nikon Corp.                                                97,000     3,336,091
Yamada Denki Co. Ltd.                                      52,200     5,167,732
================================================================================
                                                                     15,242,460
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                        The Japan Fund, Inc. | 9

Schedule of Investments
(continued)                                             AS OF SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                           SHARES     VALUE ($)
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 0.4%
Shiseido Co. Ltd.                                          66,000     1,465,389
================================================================================
DURABLES 12.2%
--------------------------------------------------------------------------------
AUTOMOBILES 12.2%
FUJI Heavy Industries Ltd.                                808,000     3,552,808
Stanley Electric Co. Ltd.                                 192,700     4,647,619
Suzuki Motor Corp.                                        591,200    17,501,785
Toyota Motor Corp.                                        331,900    19,593,226
================================================================================
                                                                     45,295,438
================================================================================
FINANCIAL 5.8%
--------------------------------------------------------------------------------
BANKS 2.7%
Mizuho Financial Group, Inc.                                1,755    10,008,925
================================================================================
COMMERCIAL BANKS NON - US 0.4%
Tokyo Tomin Bank Ltd.                                      48,700     1,428,985
================================================================================
INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.0%
Sparx Group Co. Ltd.                                          339       140,942
================================================================================
OTHER FINANCIAL COMPANIES 0.8%
Nomura Holdings, Inc.                                     170,800     2,864,265
================================================================================
REAL ESTATE MANAGEMENT/SERVICES 1.4%
Aeon Mall Co. Ltd.                                        101,960     3,116,061
Tokyo Tatemono Co. Ltd.                                   163,000     2,079,190
================================================================================
                                                                      5,195,251
================================================================================
REITS - OFFICE PROPERTY 0.5%
Da Office Investment Corp.                                    279     1,831,659
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

                                                           SHARES     VALUE ($)
--------------------------------------------------------------------------------
HEALTH 4.7%
--------------------------------------------------------------------------------
MEDICAL - DRUGS 0.8%
Daiichi Sankyo Co. Ltd.                                    99,900     3,000,914
================================================================================
MEDICAL PRODUCTS 0.6%
Nihon Kohden Corp.                                        119,200     2,189,918
================================================================================
PHARMACEUTICALS 3.3%
Takeda Pharmaceutical Co. Ltd.                            141,300     9,940,827
Mitsubishi Tanabe Pharmaceutical Corp.                    183,000     2,310,405
================================================================================
                                                                     12,251,232
================================================================================
MANUFACTURING 30.3%
--------------------------------------------------------------------------------
BICYCLE MANUFACTURING 1.9%
Shimano, Inc.*                                            203,700     7,129,943
================================================================================
CHEMICALS 1.1%
Hitachi Chemical Co. Ltd.                                 111,500     2,305,725
Sumitomo Bakelite Co. Ltd.                                295,000     1,697,823
================================================================================
                                                                      4,003,548
================================================================================
ELECTRICAL PRODUCTS 9.7%
Mitsubishi Electric Corp.                               1,680,000    21,063,997
Nidec Corp.                                               209,700    14,661,654
================================================================================
                                                                     35,725,651
================================================================================
INDUSTRIAL SPECIALTY 4.6%
Daikin Industries Ltd.                                    354,700    17,078,720
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 11

Schedule of Investments
(continued)                                             AS OF SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                           SHARES     VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 7.9%
Amano Corp.                                               156,200     1,889,088
Kubota Corp.                                              406,000     3,344,153
Miura Co. Ltd.                                            148,800     4,780,775
Yamatake Corp.                                            336,100    11,266,739
Yokogawa Electric Corp.                                   639,800     7,787,901
================================================================================
                                                                     29,068,656
================================================================================
OFFICE EQUIPMENT/SUPPLIES 3.4%
Canon, Inc.                                               231,700    12,649,186
================================================================================
WIRE & CABLE PRODUCTS 1.7%
Sumitomo Electric Industries Ltd.                         401,300     6,394,245
================================================================================
METAL 10.9%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 6.1%
MISUMI Group, Inc.                                        594,500    10,093,818
Mitsui & Co. Ltd.                                         505,000    12,267,741
================================================================================
                                                                     22,361,559
================================================================================
DIVERSIFIED 2.9%
Sumitomo Metal Industries Ltd.                            816,000     4,760,296
Sumitomo Metal Mining Co. Ltd.                            245,000     5,951,676
================================================================================
                                                                     10,711,972
================================================================================
STEEL - SPECIALTY 1.9%
Hitachi Metals Ltd.                                       578,000     7,166,495
================================================================================
SERVICE INDUSTRIES 6.2%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 2.5%
Fujitsu Ltd.                                            1,189,000     8,406,339
Obic Co. Ltd.                                               5,150       999,059
================================================================================
                                                                      9,405,398
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

                                                           SHARES     VALUE ($)
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 3.7%
Mitsubishi Corp.                                          431,800    13,685,259
================================================================================
TECHNOLOGY 11.8%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.1%
Nihon Unisys Ltd.                                         151,300     1,870,666
Nomura Research Institute Ltd.                             61,700     2,100,540
================================================================================
                                                                      3,971,206
================================================================================
ELECTRONIC COMPONENTS/DISTRIBUTORS 9.9%
Ibiden Co. Ltd.                                           141,900    11,947,523
NGK Insulators Ltd.                                       249,000     8,021,768
Nippon Electric Glass Co. Ltd.                            230,500     3,712,886
Shimadzu Corp.                                            565,000     5,785,285
Tokyo Seimitsu Co. Ltd.                                   173,700     3,614,654
Ulvac, Inc.                                               110,700     3,585,581
================================================================================
                                                                     36,667,697
================================================================================
INTERNET CONNECTIVE SERVICES 0.8%
eAccess Ltd.                                                5,333     2,962,520
================================================================================
TRANSPORTATION 3.1%
--------------------------------------------------------------------------------
AIRLINES 0.9%
Japan Airport Terminal Co.                                127,900     3,079,177
================================================================================
MARINE 2.2%
Iino Kaiun Kaisha Ltd.                                    223,800     3,166,522
Kawasaki Kisen Kaisha Ltd.                                344,000     5,052,921
================================================================================
                                                                      8,219,443
================================================================================
TOTAL COMMON STOCK (Cost $296,812,844)                              366,333,534
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 13

Schedule of Investments
(concluded)                                             AS OF SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                       AMOUNT ($)     VALUE ($)
--------------------------------------------------------------------------------
TIME DEPOSIT 0.2%
--------------------------------------------------------------------------------

Brown Brothers Harriman Time Deposit 10/1/07
(Cost $755,415)                                    JPY 86,759,383       755,415
================================================================================
TOTAL INVESTMENTS - 99.2%
(Cost $297,568,259)                                                 367,088,949
================================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $370,082,919.

    *  NON-INCOME PRODUCING SECURITY

  JPY  JAPANESE YEN

REITS  REAL ESTATE INVESTMENT TRUSTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 | The Japan Fund, Inc.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
As of September 30, 2007
--------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------------
Investments in securities, at value (cost $297,568,259)               $  367,088,949
-------------------------------------------------------------------------------------
Receivable for investment securities sold                                  4,729,327
-------------------------------------------------------------------------------------
Receivable for Fund shares sold                                              330,495
-------------------------------------------------------------------------------------
Dividends and interest receivable                                          1,537,520
-------------------------------------------------------------------------------------
Prepaid expenses                                                              73,178
-------------------------------------------------------------------------------------
Total Assets                                                             373,759,469
-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payable for investments purchased                                          2,605,136
-------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                             384,648
-------------------------------------------------------------------------------------
Accrued investment advisory fee                                              171,150
-------------------------------------------------------------------------------------
Accrued distribution fee                                                      23,192
-------------------------------------------------------------------------------------
Accrued directors' fees                                                       55,593
-------------------------------------------------------------------------------------
Accrued chief compliance officer fee                                           7,915
-------------------------------------------------------------------------------------
Accrued chief executive officer fee                                              416
-------------------------------------------------------------------------------------
Other accrued expenses and payables                                          428,500
-------------------------------------------------------------------------------------
Total Liabilities                                                          3,676,550
-------------------------------------------------------------------------------------
NET ASSETS                                                            $  370,082,919
=====================================================================================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------
Paid-in capital                                                       $  335,491,756
-------------------------------------------------------------------------------------
Accumulated net investment loss                                             (176,291)
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency related transactions                                    (34,748,258)
-------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
   Investments                                                            69,520,690
-------------------------------------------------------------------------------------
   Foreign currency related translations                                      (4,978)
-------------------------------------------------------------------------------------
NET ASSETS                                                            $  370,082,919
=====================================================================================
NET ASSET VALUE
-------------------------------------------------------------------------------------
CLASS S
-------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share
($370,082,919 / 28,608,566 shares of capital stock outstanding,
$.33 1/3 par value, 500,000,000 shares authorized) (a)                $        12.94
=====================================================================================

(a) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 15

Statement of Operations
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the year ended September 30, 2007
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign taxes withheld $348,630)                    $    4,625,348
-------------------------------------------------------------------------------------
Income from securities lending                                               279,411
-------------------------------------------------------------------------------------
Interest                                                                       6,449
-------------------------------------------------------------------------------------
Total investment income                                                    4,911,208
-------------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                                    2,292,220
-------------------------------------------------------------------------------------
Administration fee                                                           596,780
-------------------------------------------------------------------------------------
Distribution fee                                                             242,432
-------------------------------------------------------------------------------------
Office of the president expense                                               87,998
-------------------------------------------------------------------------------------
Directors' fee and expenses                                                  258,687
-------------------------------------------------------------------------------------
Transfer agent fee                                                           892,889
-------------------------------------------------------------------------------------
Professional fees                                                            760,727
-------------------------------------------------------------------------------------
Custodian fees                                                               291,749
-------------------------------------------------------------------------------------
Reports to shareholders                                                       87,002
-------------------------------------------------------------------------------------
Chief executive officer expense                                               61,854
-------------------------------------------------------------------------------------
Chief compliance officer expense                                              37,333
-------------------------------------------------------------------------------------
Registration fee                                                              26,598
-------------------------------------------------------------------------------------
Other expenses                                                                88,826
-------------------------------------------------------------------------------------
Total expenses                                                             5,725,095
-------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (813,887)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSLATIONS
-------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments                                                            50,429,713
-------------------------------------------------------------------------------------
   Foreign currency related transactions                                    (206,279)
-------------------------------------------------------------------------------------
                                                                          50,223,434
-------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
   Investments                                                           (21,892,773)
-------------------------------------------------------------------------------------
   Foreign currency related translations                                      16,203
-------------------------------------------------------------------------------------
                                                                         (21,876,570)
-------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSLATIONS                              28,346,864
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $   27,532,977
-------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 | The Japan Fund, Inc.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              FOR THE         FOR THE         FOR THE
                                                               YEAR         NINE MONTHS        YEAR
                                                               ENDED           ENDED           ENDED
                                                           SEPTEMBER 30,   SEPTEMBER 30,    DECEMBER 31,
                                                               2007            2006            2005
---------------------------------------------------------------------------------------------------------
Operations:
Net investment loss                                        $    (813,887)  $    (397,723)  $  (2,836,067)
---------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
   related transactions                                       50,223,434      38,360,274      54,859,340
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
   investments and foreign currency related translations     (21,876,570)    (79,586,752)     46,807,159
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            27,532,977     (41,624,201)     98,830,432
---------------------------------------------------------------------------------------------------------
Dividends:
Net investment income                                                 --      (4,746,499)             --
---------------------------------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                                     15,162,990      35,621,233      69,866,217
---------------------------------------------------------------------------------------------------------
Reinvestment of cash dividends                                        --       4,141,167              --
---------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (107,445,609)    (85,445,091)    (87,579,287)
---------------------------------------------------------------------------------------------------------
Redemption fees                                                   37,739         203,668          80,994
=========================================================================================================
Net decrease in assets from Fund share transactions          (92,244,880)    (45,479,023)    (17,632,076)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            (64,711,903)    (91,849,723)     81,198,356
=========================================================================================================
Net assets at beginning of period                            434,794,822     526,644,545     445,446,189
=========================================================================================================
Net assets at end of period (Including accumulated net
   investment loss/distributions in excess of net
   investment income of $(176,291), $(5,664,356) and
   $(7,398,971), respectively)                             $ 370,082,919   $ 434,794,822   $ 526,644,545
---------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 17

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth Financial data for a share of the Fund outstanding throughout each period presented.

CLASS S

-------------------------------------------------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------
PERIOD ENDED SEPTEMBER 30,                            2007        2006(a)    2005       2004    2003    2002
-------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $12.06     $ 13.24     $10.66     $ 9.54  $ 6.07  $ 6.63
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss(b)                            (0.03)      (0.01)     (0.07)     (0.06)  (0.06)  (0.06)
-------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investment and foreign currency transactions     0.91       (1.05)      2.65       1.19    3.57   (0.51)
-------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS     0.88       (1.06)      2.58       1.13    3.51   (0.57)
-------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income                                --       (0.13)        --      (0.02)  (0.06)     --
-------------------------------------------------------------------------------------------------------------
Redemption fees                                         --(d)     0.01         --(d)    0.01    0.02    0.01
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.94     $ 12.06     $13.24     $10.66  $ 9.54  $ 6.07
-------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                   7.30       (7.91)**   24.20      11.95   58.10   (8.45)
-------------------------------------------------------------------------------------------------------------

   RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)                   370         435        527        445     400     249
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)       1.43        1.39*      1.66       1.49    1.66    1.58
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)        1.43        1.39*      1.59       1.39    1.56    1.57
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)                     (0.20)      (0.11)*    (0.68)     (0.62)  (0.82)  (0.90)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            124          66**       90         70      80     113
-------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

*     ANNUALIZED.

**    NOT ANNUALIZED.

(a)   FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2006.

(b)   BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(c) EFFECTIVE AS OF MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

(d)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18 | The Japan Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Fund seeks long-term capital appreciation through its investment in securities of Japanese issuers and other investments that are tied economically to Japan.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors (the "Board" or each independently a "Director"). The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board.


                                                       The Japan Fund, Inc. | 19

--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of September 30, 2007, there were no forward foreign currency contracts outstanding.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.


20 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and is reported on the statement of changes in net assets.

COMMISSION RECAPTURE. The Fund may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Fund. Commission recapture arrangements are accounted for as realized gains of the Fund. Under these arrangements, the Fund received cash in the amount of $63,813 for the year ended September 30, 2007.

C. PURCHASES AND SALES OF SECURITIES

During the year ended September 30, 2007, purchases and sales of investment securities (excluding short-term investments) aggregated $491,018,891 and $581,629,106, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES

INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor ("Fidelity" or sometimes, the "Advisor") to the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average daily net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.


                                                       The Japan Fund, Inc. | 21

-------------------------------------------------------------------------------

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.), Inc. ("FMR U.K."), Fidelity Research & Analysis Company ("FRAC", formerly Fidelity Management & Research (Far East), Inc.), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L.") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FRAC and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. and FMRC in turn pays FRAC. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Effective January 20, 2006, FMR entered into a general research service agreement with FMRC, Fidelity Investments Money Management, Inc. ("FIMM"), and FRAC pursuant to which FRAC may provide general research and instant advisory support services to FRMC and FIMM.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator to the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

Please see L. Subsequent Events for change of Administrator effective October 1, 2007.

CHIEF EXECUTIVE OFFICER. The Board hired a President, effective September 1, 2002, to oversee the management, administration, marketing and distribution of the Fund. For his services, the President received an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent


22 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

and other Fund related expenses. Effective March 31, 2007, John F. McNamara, President of The Japan Fund, Inc., resigned. Effective April 26, 2007, the Board of Directors of The Japan Fund, Inc. eliminated the office of the President, established the office of the Chief Executive Officer and elected William L. Givens Chief Executive Officer. For his services the Chief Executive Officer receives an annual salary of $135,000.

OTHER SERVICE PROVIDERS. Citigroup Fund Services, LLC (formerly known as Forum Shareholder Services, LLC), serves as the transfer and dividend-paying agent to the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.

The Fund adopted a 12b-1 Plan on September 1, 2005 in which SEI Investments Distribution Co. ("SIDCo") has agreed to provide distribution services. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets.

Effective April 26, 2007, the Board of Directors of The Japan Fund, Inc. approved the Compliance Services Agreement between the Fund and Foreside Compliance Services, LLC and Foreside Management Services, LLC (collectively, "Foreside") and elected Richard F. Cook, Jr. to serve as Chief Compliance Officer of the Fund.

Please see L. Subsequent Events for other service-provider changes post September 30, 2007.

DIRECTORS' AND OFFICERS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

Officers of the Fund who were also officers of the Administrator, Advisor and/or Distributor during their Fund terms of office received no compensation from the Fund.

E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.


                                                       The Japan Fund, Inc. | 23

--------------------------------------------------------------------------------

Under the United States - Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 7% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund. As of September 30, 2007, the Fund recorded the following reclassifications primarily due to foreign exchange losses and passive foreign investment company gains to increase (decrease) the accounts listed below:

      UNDISTRIBUTED             ACCUMULATED              DECREASE
     NET INVESTMENT            NET REALIZED              PAID-IN
         INCOME                    LOSS                  CAPITAL
     --------------            ------------             ----------
       $6,301,952              $(5,593,841)             $(708,111)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the year ended September 30, 2007, the nine months ended September 30, 2006 and the year ended December 31, 2005 were as follows:

         PERIOD                  ORDINARY
          END                     INCOME                  TOTAL
     --------------            ------------             ----------
         2007                  $         --             $       --
         2006                  $  4,746,499             $4,746,499
         2005                  $         --             $       --

The distributions in 2006 related to the undistributed income at December 31, 2005 were required to be distributed pursuant to Section 855 of the Internal Revenue Code and were a result of book and tax timing differences related to the mark to market of passive foreign investment companies. The mark to market on passive foreign investment companies is treated as ordinary income for tax purposes.


24 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

As of September 30, 2007, the components of Distributable Earnings were as follows:

Capital loss carryforwards ..................................    $ (31,390,313)
Post October Losses .........................................         (176,291)
Net unrealized appreciation .................................       66,157,767
                                                                 --------------
Total                                                            $  34,591,163
                                                                 ==============

The following summarizes the capital loss carryforwards as of September 30, 2007. These capital loss carryforwards are available to offset future gains.

                EXPIRING IN FISCAL YEAR                AMOUNT
                -----------------------              -----------
                        2010                         $31,390,313

During the year ended September 30, 2007 the Fund utilized $44,907,580 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2007 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes. These differences are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2007 were as follows:

Federal tax cost ............................................    $ 300,926,204
                                                                 =============
Aggregate gross unrealized appreciation .....................    $  72,403,114
Aggregate gross unrealized depreciation .....................       (6,240,369)
                                                                 -------------
Net unrealized appreciation .................................    $  66,162,745
                                                                 =============

F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.


                                                       The Japan Fund, Inc. | 25

--------------------------------------------------------------------------------

G. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment advisor, sub-advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days. There were no securities on loan as of September 30, 2007.

H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                                         YEAR ENDED                     NINE MONTHS ENDED                   YEAR ENDED
                                     SEPTEMBER 30, 2007                SEPTEMBER 30, 2006                DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
                                  SHARES         DOLLARS           SHARES          DOLLARS            SHARES         DOLLARS
--------------------------------------------------------------------------------------------------------------------------------
SHARES SOLD
--------------------------------------------------------------------------------------------------------------------------------
Class S                          1,213,579    $  15,162,990        2,717,878    $  35,621,233        6,342,065    $  69,866,217
--------------------------------------------------------------------------------------------------------------------------------
SHARES REINVESTED
--------------------------------------------------------------------------------------------------------------------------------
Class S                                 --    $          --          345,098    $   4,141,167               --    $          --
--------------------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED
--------------------------------------------------------------------------------------------------------------------------------
Class S                         (8,649,592)   $(107,445,609)      (6,780,609)   $ (85,445,091)      (8,386,106)   $ (87,579,287)
--------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES
--------------------------------------------------------------------------------------------------------------------------------
Class S                                 --    $      37,739               --    $     203,668               --    $      80,994
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE
--------------------------------------------------------------------------------------------------------------------------------
Class S                         (7,436,013)   $ (92,244,880)      (3,717,633)   $ (45,479,023)      (2,044,041)   $ (17,632,076)
--------------------------------------------------------------------------------------------------------------------------------


26 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

I. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the 1940 Act. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the year ended September 30, 2007, there were no borrowings on this Line of Credit.

J. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

K. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on March 31, 2008. As of September 30, 2007, the Fund does not anticipate a material impact to the financial statements.


                                                       The Japan Fund, Inc. | 27

--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

L. SUBSEQUENT EVENTS (UNAUDITED)

Effective October 1, 2007, there are changes to certain service providers for the Fund:

      o State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111 replaced SEI Investments Global Funds Services, the Fund's current administrator, as the administrator for the Fund. For its services, State Street will receive fees calculated daily and paid monthly at an annual rate of 0.12% of average net assets with reductions as average net assets increase to certain levels and subject to certain minimum requirements. State Street will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. The Administrator or its affiliates do not pay any Fund fees, expenses or costs.

      o State Street replaced Brown Brothers Harriman & Co., the Fund's current custodian, as the custodian for the Fund.

      o Mizuho Corporate Bank, Ltd., 6-7 Nihonbashi-Kabutocho, Chuo-Ku, Tokyo, Japan replaced Bank of Tokyo - Mitsubishi UFJ Ltd., the Fund's current sub-custodian, as the sub-custodian for the Fund.

      o Foreside Fund Services, LLC, Two Portland Square, Portland, ME 04101 replaced SEI Investments Distribution Co. as the distributor for the Fund.


28 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

Effective October 8, 2007, the following change to the Fund's service providers occurred:

      o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 replaced Citigroup Fund Services, LLC, the Fund's current transfer agent, as the transfer agent for the Fund.

You may purchase shares of the Fund by wiring immediately available federal funds (subject to a minimum initial investment of $2,500 for regular accounts and $1,000 for IRAs) to State Street Bank and Trust Company from your bank (see instructions below). Your bank may charge a fee for doing so.

If money is to be wired, you must call Boston Financial Data Services, Inc. (the "Transfer Agent") at 1-800-53-JAPAN (1-800-535-2726), option 3, to set up your account and obtain an account number. You should be prepared at that time to provide the information on the Account Application. Then you should provide your bank with the following information for purposes of wiring your investment:

State Street Bank and Trust Company
Boston, MA
ABA #011000028
For Credit To:
Account # 99057242
The Japan Fund, Inc.
(Shareholder Name)
(Shareholder Account #)

Effective October 8, 2007, the addresses for mailing checks for purposes of opening an account with the Fund changed to:

Regular Mail:
The Japan Fund, Inc.
P.O. Box 55760
Boston, MA 02205-8005

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 29

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

Express, registered or certified mail:
The Japan Fund, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

Effective October 8, 2007, requests to redeem shares should be addressed to The Japan Fund, Inc., P.O. Box 55760, Boston, MA 02205-8005.


30 | The Japan Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Japan Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Japan Fund, Inc., including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the last three years or period ending September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years through December 31, 2004 have been audited by other auditors, whose report dated February 17, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Japan Fund, Inc. as of September 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the last three years or period ending September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 15, 2007


                                                       The Japan Fund, Inc. | 31

Directors and Officers (Unaudited)
--------------------------------------------------------------------------------

Each Director's age is in parentheses after his name. Unless otherwise noted, the address of each Director is c/o State Street Bank and Trust Company, Two Avenue de Lafayette, LCC 0695, P.O. Box 5049, Boston, MA 02111. The term of office for each Director is until the next meeting of stockholders called for the purpose of electing Directors and until the election and qualification of a successor, or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of stockholders, each Director will hold office for an indeterminate period. The following chart lists Directors as of September 30, 2007.

--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM L. GIVENS (78)*
------------------------------------------------------------------------------------------------------------------------------------
Director & Chairman           since 1978       Director of Japan Operations, Ovation Products Corp. (technology           1
of the Board of Directors                      development), 2001 to present; President, Twain Associates
                                               (management consulting), 1978 to present.
------------------------------------------------------------------------------------------------------------------------------------

* EFFECTIVE APRIL 26, 2007 WILLIAM L. GIVENS IS TREATED AS AN INTERESTED DIRECTOR BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE
      FUND.

--------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J. DOUGLAS AZAR (61)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since June       Retired, October 2000 to present; Chief Executive Officer, US              1
                                 2005          Retail Financial Services, ING (insurance), April 2000 to
                                               October 2000; Senior Executive Japan, American International
                                               Group (insurance), September 1996 to April 2000; Director
                                               Meritage, Inc. (machine tool distribution) February 2004 to present.
------------------------------------------------------------------------------------------------------------------------------------


32 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG (61)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since 2003       Trustee, the Natural History Museum of the Adirondacks, December           1
                                               2006 to present; Director, Berkshire Farm for Youth (social services), June 2003 to present; Director, The Hartford Funds,
                                               May 2003 to present; Self Employed Consultant (asset
                                               management), April 2002 to present; Partner, George Birdsong Co.
                                               (advertising), January 1981 to present; Director, the Daycroft
                                               School Foundation, 2005 to October 2007; Director, The Atlantic
                                               Whitehall Funds, resigned 2005; Managing Director, Zurich
                                               Scudder Investment (asset management), January 1979 to April
                                               2002.
------------------------------------------------------------------------------------------------------------------------------------
JAMES A. FIRESTONE (52)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since July       President, Xerox North America and Senior Vice President, Xerox            1
                                 2005          Corporation (printing and imaging), October 2004 to present;
                                               President Corporate Operations and Senior Vice President, Xerox
                                               Corporation, 2002 to 2004; Director, Fuji Xerox Co., Ltd.,
                                               October 2002 to 2004; Senior Vice President Marketing and
                                               Strategy, 2000 to 2002.
------------------------------------------------------------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. | 33

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
SHINJI FUKUKAWA (75)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since April      Chairman, Tepia, Machine Industry Memorial Foundation, December            1
                                  2001         2005 to present; Executive Advisor, Dentsu Inc. (advertising),
                                               July 2002 to October 2005; Chief Executive Officer, Dentsu
                                               Institute for Human Studies (think-tank) November 1994 to June
                                               2002; Senior Advisor, Global Industrial and Social Progress
                                               Research Institute (think-tank), December 1988 to present.
------------------------------------------------------------------------------------------------------------------------------------
TAKESHI ISAYAMA (64)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since January    Chairman, the Carlyle Japan L.L.P., September 2007 to present;             1
                                  2005         Director, Dainippon Screen Mfg. Co., Ltd. (semiconductor
                                               equipment manufacturing), June 2007 to present; Director, The
                                               Seiyu, Ltd. (subsidiary of Wal-Mart), March 2007 to present;
                                               Director, Terumo Corp., (medical equipment manufacturing), June
                                               2006 to present; Vice Chairman, Nissan Motor Co., Ltd.,
                                               September 2001 to March 2007.
------------------------------------------------------------------------------------------------------------------------------------


34 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
YOSHIHIKO MIYAUCHI (72)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since July       Director, Access Co., Ltd., April 2006 to present; Director,               1
                                 1996          Sojitz Corporation, June 2005 to present; Director, Sony
                                               Corporation, June 2003 to present; Director, Showa Shell Sekiyu
                                               K. K., March 2003 to present; Director, Yasuda EMP Limited,
                                               February 2001 to present; Chairman and Chief Executive Officer,
                                               ORIX Corporation (financial services), April 2000 to present;
                                               Director, ORIX Capital Markets, LLC, April 1997 to present;
                                               Director, Nippon Venture Capital Co., Ltd., February 1996 to
                                               present; Director, Infrastructure Leasing & Financial Services
                                               Limited, March 1993 to present; Representative Director, ORIX
                                               Baseball Club Co., Ltd., November 1988 to present; Director,
                                               ORIX USA Corporation and Subsidiaries, August 1981 to present;
                                               Director, Fram Holdings, January 2006 to present.
------------------------------------------------------------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. | 35

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
OSAMU NAGAYAMA (60)
------------------------------------------------------------------------------------------------------------------------------------
Director                      since June       President and CEO, Chugai Pharmaceutical Co., Ltd., September              1
                                 2005          1992 to present; Executive Deputy President, Chugai
                                               Pharmaceutical, March 1989 to September 1992; Executive
                                               Director, Chugai Pharmaceutical, March 1987 to March 1989;
                                               President, The Japan Pharmaceutical Manufacturers Association,
                                               May 1998 to May 2004.
------------------------------------------------------------------------------------------------------------------------------------


36 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

The following table presents information about each Officer of the Fund. Unless otherwise noted, (i) each Officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Officer is c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456. The Chief Executive Officer, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other Officers hold offices in accordance with the By-Laws of the Fund. the following chart lists officers as of September 30, 2007.

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM L. GIVENS (78)
------------------------------------------------------------------------------------------------------------------------------------
Chief Executive Officer           since        Director of Japan Operations, Ovation Products Corp. (technology           1
                                April 26,      development), 2001 to present; President, Twain Associates
                                  2007         (management consulting), 1978 to present.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD F. COOK, JR. (56)*
------------------------------------------------------------------------------------------------------------------------------------
Chief Compliance Officer**        since        Officer of Foreside Fund Services, LLC (the "Distributor") from            1
                                April 26,      November 2005 to January 2006; Director of Foreside Compliance
                                  2007         Services LLC, an affiliate of the Distributor, since January
                                               2006. From 2002, Founder and Managing Member of Northlake, LLC.
                                               From 1985 to 2002, Executive Officer, Director and Shareholder
                                               of Century Capital Management, Inc. and Secretary of Century
                                               Shares Trust.
------------------------------------------------------------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. | 37

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
NANETTE K. CHERN (48)*
------------------------------------------------------------------------------------------------------------------------------------
Co Anti-Money                 April 26, 2007   Corporate Counsel and Chief Compliance Officer of Foreside Fund            1
Laundering Officer**             through       Services, LLC (the "Distributor"), March 2004 to present;
                               September 30,   Anti-Money Laundering Compliance Officer to various mutual fund
                                   2007        companies, Foreside Compliance Services, LLC, March 2004 to present; Corporate Counsel and Chief Compliance Officer for broker-dealers, investment advisor and transfer agent to various family of mutual fund, Forum Financial Group, LLC, March 1995 to
                                               December 2003.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON (46)(a)
------------------------------------------------------------------------------------------------------------------------------------
Treasurer, Controller           since 2007     Director, SEI Investments, Fund Accounting since July 2005.                1
& Chief Financial                              Manager SEI Investments AVP from April 1995 to February 1998 and
Officer***                                     November 1998 to July 2005.

OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH (30)(a)
------------------------------------------------------------------------------------------------------------------------------------
Co Anti-Money                   since 2005     Assistant Vice President and Anti-Money Laundering Compliance              1
Laundering Officer                             Coordinator of SEI Investments since 2005. Compliance Analyst,
& Assistant Secretary***                       TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial
                                               Services, 2002-2004. Knowledge Management Analyst,
                                               PricewaterhouseCoopers Consulting, 2000-2002.

OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------


38 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
SOFIA A. ROSALA (34)(a)
------------------------------------------------------------------------------------------------------------------------------------
Vice President                  since 2005     Vice President and Assistant Secretary of SIMC and the                     1
& Secretary***                                 Administrator since 2005. Compliance Officer of SEI Investments,
                                               September 2001-2004. Account and Product Consultant, SEI Private
                                               Trust Company, 1998-2001.

OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE (39)(a)
------------------------------------------------------------------------------------------------------------------------------------
Vice President                  since 2004     Vice President and Assistant Secretary of SIMC and the                     1
& Assistant Secretary***                       Administrator since 2005; Vice President, Deutsche Asset
                                               Management from 2003-2004; Associate, Morgan, Lewis & Bockius,
                                               LLP, 2000-2003.

OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. PANG (35)(a)
------------------------------------------------------------------------------------------------------------------------------------
Vice President                  since 2005     Vice President and Assistant Secretary of SIMC since 2005.                 1
& Assistant Secretary***                       Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004.
                                               Counsel, Permal Asset Management, 2001-2004. Associate, Schulte,
                                               Roth & Zabel's Investment Management Group, 2000-2001. Staff
                                               Attorney, U.S. SEC's Division of Enforcement, Northeast Regional
                                               Office, 1997-2000.
OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------


                                                       The Japan Fund, Inc. | 39

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO (39)(a)
------------------------------------------------------------------------------------------------------------------------------------
Vice President                  since 2002     Vice President and Assistant Secretary of the Administrator and            1
& Assistant Secretary***                       the Distributor since 1999; Associate, Dechert (law firm), 1997 to 1999.
OTHER DIRECTORSHIPS HELD: NONE
------------------------------------------------------------------------------------------------------------------------------------

  * THE ADDRESS FOR RICHARD F. COOK, JR. AND NANETTE K. CHERN IS FORESIDE COMPLIANCE SERVICES, LLC, TWO PORTLAND SQUARE, 1ST FLOOR, PORTLAND, ME 04101.

 ** THE FUND'S CHIEF COMPLIANCE OFFICER AND CO ANTI-MONEY LAUNDERING OFFICER EACH ALSO SERVES OR HAS SERVED AS AN OFFICER TO OTHER UNAFFILIATED MUTUAL FUNDS OR CLOSED-END FUNDS FOR WHICH FORESIDE COMPLIANCE SERVICES, LLC, ITS AFFILIATES OR PREDECESSORS ACT OR HAVE ACTED AS COMPLIANCE SERVICE PROVIDER, DISTRIBUTOR OR PROVIDER OF OTHER SERVICES.

*** THESE OFFICERS OF THE FUND ALSO SERVE AS OFFICERS TO ONE OR MORE MUTUAL FUNDS FOR WHICH SEI INVESTMENTS COMPANY OR ITS AFFILIATES ACT AS INVESTMENT MANAGER, ADMINISTRATOR OR DISTRIBUTOR.

(a) EFFECTIVE OCTOBER 1, 2007, MICHAEL LAWSON, NICOLE WELCH, SOFIA A. ROSALA, JAMES NDIAYE, MICHAEL T. PANG, AND TIMOTHY D. BARTO CEASED TO BE OFFICERS OF THE FUND. THE FUND IS PLEASED TO ANNOUNCE THE APPOINTMENT OF THE FOLLOWING OFFICERS:


40 | The Japan Fund, Inc.

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
SIMON D. COLLIER (46)*
------------------------------------------------------------------------------------------------------------------------------------
Principal Financial Officer      since         President of Foreside Financial Group LLC (financial services              1
and Treasurer**                October 1,      firm), the parent of Foreside Fund Services, LLC (the
                                  2007         "Distributor"), 2005 to present; President, Foreside Services,
                                               Inc. (staffing services firm), an affiliate of the Distributor,
                                               2006 to present; President of Foreside Compliance Services LLC
                                               (financial services firm), an affiliate of the Distributor, 2006 to present; President of Foreside Management Services, LLC
                                               (financial services firm), an affiliate of the Distributor, 2006 to present; Vice President of Foreside Advisory Network
                                               (financial services firm), an affiliate of the Distributor, 2006 to present; Managing Member of SDC Foreside, LLC (consulting firm), 2005 to present; Managing Member of Cantabrian Services,
                                               LLC (consulting firm), 2005 to present; Chief Operating Officer and Managing Director, Global Fund Services, Citigroup,
                                               2003-2005; Managing Director, Global Securities Services for
                                               Investors, Citibank, N.A., 1999-2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 41

Directors and Officers (Unaudited) (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
NANETTE K. CHERN (48)*
------------------------------------------------------------------------------------------------------------------------------------
AML Compliance Officer**          since        Corporate Counsel and Chief Compliance Officer of Foreside Fund            1
                                October 1,     Services, LLC (the "Distributor"), March 2004 to present;
                                   2007        Anti-Money Laundering Compliance Officer to various mutual fund companies, Foreside Compliance Services, LLC, March 2004 to present; Corporate Counsel and Chief Compliance Officer for broker-dealers, investment advisor and transfer agent to various family of mutual fund, Forum Financial Group, LLC, March 1995 to
                                               December 2003.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM C. COX (41)***
------------------------------------------------------------------------------------------------------------------------------------
Assistant Treasurer****           since        Vice President and Department Head, Fund Administration                    1
                                October 24,    Division, State Street Bank and Trust Company, 2003 to present;
                                   2007        Assistant Vice President, Fund Administration Division, State
                                               Street Bank and Trust Company, 1997-2003.


42 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
NAME, AGE                                      PRINCIPAL                                                          PORTFOLIOS IN FUND
AND POSITION(S)               LENGTH OF        OCCUPATION(S)                                                      COMPLEX OVERSEEN
HELD WITH THE FUND            TIME SERVED      DURING PAST 5 YEARS                                                BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
NANCY L. CONLIN (53)***
------------------------------------------------------------------------------------------------------------------------------------
Secretary****                      since       Vice President and Managing Counsel, State Street Bank and Trust           1
                                October 24,    Company, July 2007 to present; General Counsel, Plymouth Rock
                                   2007        Companies, 2004-2007; U.S. Chief Counsel, Sun Life Financial,
                                               2002-2004.

------------------------------------------------------------------------------------------------------------------------------------
RAPHAEL MONROE-WISE (25)***
------------------------------------------------------------------------------------------------------------------------------------
Assistant Secretary****            since       Senior Paralegal, Fund Administration Division, State Street               1
                                October 24,    Bank and Trust Company, August 2007 to present; Paralegal, BISYS
                                   2007        Fund Services, July 2005 to August 2007; Legal Assistant, Rogin,
                                               Nassau, Caplan, Lassman & Hirtle, LLC, June 2004 to July 2005.

   * THE ADDRESS FOR SIMON D. COLLIER AND NANETTE K. CHERN IS FORESIDE FUND SERVICES, LLC, TWO PORTLAND SQUARE, 1ST FLOOR, PORTLAND, ME 04101.

  ** THE FUND'S TREASURER AND AML OFFICER EACH ALSO SERVES OR HAS SERVED AS AN OFFICER TO OTHER UNAFFILIATED MUTUAL FUNDS OR CLOSED-END FUNDS FOR WHICH FORESIDE FUND SERVICES, LLC, ITS AFFILIATES OR PREDECESSORS ACT OR HAVE ACTED AS A SERVICE PROVIDER.

 *** THE ADDRESS FOR WILLIAM C. COX, NANCY L. CONLIN, AND RAPHAEL MONROE-WISE IS STATE STREET BANK AND TRUST COMPANY, TWO AVENUE DE LAFAYETTE, BOSTON, MA 02111.

**** THE FUND'S ASSISTANT TREASURER AND SECRETARY EACH ALSO SERVES AS AN OFFICER TO OTHER UNAFFILIATED MUTUAL FUNDS OR CLOSED-END FUNDS FOR WHICH STATE STREET BANK AND TRUST COMPANY OR ITS AFFILIATES ACT AS A SERVICE PROVIDER.


                                                       The Japan Fund, Inc. | 43

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."


44 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.

                                        BEGINNING     ENDING                 EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                          VALUE       VALUE       EXPENSE     DURING
THE JAPAN FUND, INC.                     04/01/07    09/30/07     RATIOS      PERIOD*
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN                      $1,000.00   $1,021.30      1.40%      $7.13
HYPOTHETICAL 5% RETURN                   1,000.00    1,018.15      1.40        7.12
-------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


                                                       The Japan Fund, Inc. | 45

Approval of Investment Advisory Agreements
(Unaudited)
--------------------------------------------------------------------------------

BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS.

The Board of Directors (the "Board" or each independently a "Director") is scheduled to regularly meet four times a calendar year. During the fiscal period from September 30, 2006 through September 30, 2007, the Directors conducted nineteen (19) meetings to deal with Fund issues (including regular and special board and committee meetings). These meetings included four (4) regular board meetings, four (4) special board meetings, nine (9) Fair Value Committee meetings, two (2) Audit Committee meetings, zero (0) Nominating Committee meetings and zero (0) Executive Committee meetings.

Matters bearing on the Fund's Advisory Agreement and Sub-Advisory Agreements (the "Agreements") are considered at most, if not all, of its board meetings. The Directors regularly receive information relating to the existing Agreements derived from a number of sources and covering a range of issues. These materials included (a) information on the investment performance of the Fund relative to a peer group of the Fund and relative to an appropriate index, (b) sales and redemption data with respect to the Fund, and (c) the economic outlook and general investment outlook in the markets in which the Fund invests. The Directors also regularly receive information regarding (a) performance attribution analysis of the Fund, (b) the Fund's compliance with prospectus and regulatory requirements, and (c) the allocation of the Fund's brokerage, including (i) allocations, if any, to brokers affiliated with the Advisor or Sub-Advisors, and (ii) the use, if any, of "soft" commission dollars to pay for research.

At a meeting held on October 26, 2006 the Directors, including a majority of the directors who are not "interested persons" (as defined under the Investment Company Act of 1940) of the Fund (the "Independent Directors") unanimously approved the continuance of the Agreements until December 1, 2007.

In connection with the approval of the Agreements the Directors had requested and evaluated extensive materials, in addition to those referenced above, from the Advisor and other sources, including, among other items, information on (a) the overall organization of the Advisor and Sub-Advisors, (b) investment management and research staffing, (c) the Advisor's financial statements for the last two fiscal years, (d) profitability of the Advisor from services provided to the Fund, (e) the


46 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

use of brokerage commissions to pay Fund expenses, and (f) the resources devoted to and the record of compliance with the Fund's (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, and
(iv) other policies and procedures that form the Advisor's portion of the Fund's compliance program. The Directors received a memorandum from legal counsel (independent of the Advisor) discussing the legal standards for the Directors' consideration of the proposed continuance of the Agreements.

In reaching their determination, the Directors did not identify any particular information that was controlling, and it is likely each director individually attributed different weights to the various factors they considered.

THE NATURE, EXTENT AND QUALITY OF THE ADVISOR'S AND SUB-ADVISORS' SERVICES. The Directors considered their knowledge of the nature and quality of the services provided to the Fund by the Advisor and Sub-Advisors under the Agreements, the expertise of the personnel who provide these services and the breadth of equity research resources available to the Fund's portfolio manager. In addition to the investment research and advisory services, the Board considered the technology, communications, internal controls and compliance resources of the Advisor. The Board also considered the Advisor's and Sub-Advisors' reputation, financial strength, experience, as well as their access to research services from brokers. In addition, the Directors considered the other direct and indirect benefits to the Fund, such as the Fund's participation in the Fidelity Commission Recapture Program. The Board concluded that it was satisfied with the nature, extent and quality of services being provided by the Advisor and Sub-Advisors.

INVESTMENT PERFORMANCE. The Board also reviewed the Fund's investment performance during the time the Advisor and Sub-Advisors managed the Fund and compared it to the performance of an appropriate index and the performance of a peer group of mutual funds. The Directors noted that as of September 30, 2006 the Fund's one year results were below the index and were in the bottom quartile of the Lipper universe of Japanese equity funds; the Fund's three year results were also below the index and were also in the bottom quartile of the Lipper universe of Japanese equity funds; the Fund's five year results (which included the previous advisor's performance) were just above the index and were in the second best


                                                       The Japan Fund, Inc. | 47

Approval of Investment Advisory Agreements
(Unaudited) (concluded)
--------------------------------------------------------------------------------

quartile of the Lipper universe of Japanese equity funds; and the Fund's ten year results (which included the previous advisor's performance) were above the index and were in the first quartile of the Lipper universe of Japanese equity funds. The Directors expressed their concern with the Fund's inconsistent investment performance and recent poor performance. They noted, however, that steps were being taken by Fidelity to improve performance. The Directors understood that market conditions and specific investment decisions could adversely affect the Fund's investment performance in absolute and/or relative terms over short, or longer periods of time. The Directors noted that they would continue to closely monitor the performance of the Fund.

ADVISOR'S PROFITS AND COSTS; FUND'S EXPENSE RATIO. In connection with its review of the Agreements, the Directors considered the Fund's unique relationship with Fidelity. The Board noted that Fidelity was not the sponsor of the Fund, and that the Advisor, the Sub-Advisors, and their affiliates do not provide services to the Fund other than advisory services under the investment advisory contract. The Board reviewed general financial information about the Advisor and a presentation regarding the Advisor's profitability from services to the Fund, which included a representation from the Advisor that the method of allocating costs related to the Fund was consistent with the method of allocating costs related to the other funds advised by the Advisor. The Board also considered the direct and indirect benefits to the Advisor and Sub-Advisors from their relationship with the Fund. The Board took into account the various services provided to the Fund by the Advisor and Sub-Advisors, including the services required to manage a portfolio of Japanese securities and reallocation of assets on an ongoing basis. The Board of Directors, including the Independent Directors, considered (a) the Advisor's financial condition, (b) Fund's expense ratio, (c) the expense ratios of a peer group of funds and (d) the advisory fee charged to other clients of the Advisor and Sub-Advisors for similar services. The Board noted that the Fund's management fee (excluding the administration fee) was slightly lower than the average and median of other funds in its peer category, that the Fund's management fee (including the administration fee) was slightly lower than the average and equal to the median of other funds in its peer category and that its overall operating expenses were lower than the average and median of other funds in its peer category.


48 | The Japan Fund, Inc.

--------------------------------------------------------------------------------

Based on the information reviewed and its discussions, the Board, including a majority of the Independent Directors, concluded that the management fee was reasonable in relation to the services provided.

ECONOMIES OF SCALE. The Board considered the Fund's management fee, noting that it contained breakpoints. When assets increased over the breakpoint levels the management fee rates were reduced on the incremental assets. As a consequence, the Board determined that the Fund and its shareholders realized economies of scale because the total expense ratio was lower than it would have been had there been no breakpoints. The Board did not believe that further breakpoints were warranted at this time.


                                                       The Japan Fund, Inc. | 49

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

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

                       This page intentionally left blank

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE JAPAN FUND, INC.
      c/o State Street Bank and Trust Company
      Two Avenue de Lafayette,
      LCC 0695, P.O. Box 5049
      Boston, MA 02111

      INVESTMENT ADVISOR:
      Fidelity Management & Research Company
      82 Devonshire Street
      Boston, MA 02109

      DISTRIBUTOR:
      Foreside Fund Services, LLC
      Two Portland Square
      Portland, ME 04101

      CHAIRMAN AND BOARD OF DIRECTORS:
      THE JAPAN FUND, INC.
      Two Avenue de Lafayette,
      LCC 0695, P.O. Box 5049
      Boston, MA 02111

      TO OBTAIN MORE INFORMATION:
      Call 1-800-53-JAPAN (1-800-535-2726)
      or visit us online at www.thejapanfund.com
      This material must be preceded or accompanied by a current prospectus.

      HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO
      HOLDINGS:

      The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES:

      A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities, as well as how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by visiting our website at www.thejapanfund.com or (ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.


      [LOGO] Printed on recycled paper.                          JPN-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Lynn Birdsong and he is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate Fees billed to the registrant for professional services rendered by the registrant's principal accountant for fiscal years ended September 30, 2007 and September 30, 2006(2) were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                     SEPTEMBER 30, 2007                                    SEPTEMBER 30, 2006(2)
-------------------------------------------------------------------------------------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    registrant that   service           service           registrant that   service           service
                    were pre-         affiliates that   affiliates that   were pre-         affiliates that   affiliates that
                    approved          were pre-         did not require   approved          were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
-------------------------------------------------------------------------------------------------------------------------------
(a)      Audit
         Fees(1)    $ 26,500          $ 0               $ 0                   $ 25,500            N/A               $ 0

-------------------------------------------------------------------------------------------------------------------------------
(b)      Audit-
         Related    $ 0               $ 0               $ 0                     $ 0               $ 0               $ 0
         Fees
-------------------------------------------------------------------------------------------------------------------------------
(c)      Tax
         Fees       $ 4,000 (4)       $ 0               $ 0                     $ 0               $ 0               $ 0

-------------------------------------------------------------------------------------------------------------------------------
(d)      All
         Other      $ 8,500 (3)       $ 0               $ 0                     $ 0               $ 0               $ 0
         Fees

-------------------------------------------------------------------------------------------------------------------------------

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) During 2006 the registrant changed its fiscal year end from December 31 to September 30.
   (3) Fee for AML review, which was pre-approved by the Audit Committee prior to the engagement.
   (4)   Preparation of income tax returns.

(e)(1) The audit committee of the registrant's board of directors, pursuant to its audit committee charter (the "Charter") and in accordance with paragraph
(c)(7)(i)(A) of Rule 2-01 of Regulation S-X, selected the principal auditor and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2007 and 2006 before the principal auditor was engaged to provide such services. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, registrant's audit committee also, if applicable, pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser or its adviser affiliates that provide ongoing services to the registrant, if the engagement relates to the operations and financial reporting of the registrant. To date the audit committee has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the registrant. The audit committee itself must approve all such services in advance in accordance with its Charter.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved by the registrant's audit committee pursuant to paragraph
(c)(7)(i)(A) of Rule 2-01 of Regulation S-X before the engagement of the principal auditor. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the full-time, permanent employees of the principal auditor was 0%.

(g) The aggregate non-audit fees billed to registrant's investment adviser or its adviser affiliates for professional services rendered to the registrant's investment adviser or its adviser affiliates that provide ongoing services to the registrant for each of the last fiscal year of the registrant were as follows:

                  FY 2007:     $     0
                  FY 2006:     $     0

 (h) The registrant's audit committee has considered the provision of non-audit services that were rendered by the principal auditor to the registrant's investment adviser and the adviser's affiliates, including, if applicable, any that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining the independence of the accountant, taking into account representations from the principal auditor, in accordance with Independence Standards Board requirements and the meaning of the Securities laws administered by the SEC, regarding its independence from the registrant, its investment adviser and the adviser's affiliates.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                         The Japan Fund, Inc.

Date:  December 7, 2007                              /s/ William L. Givens
                                                     ---------------------------
                                                     William L. Givens,
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  December 7, 2007                              /s/ William L. Givens
                                                     ---------------------------
                                                     William L. Givens,
                                                     Chief Executive Officer

Date:  December 7, 2007                              /s/ Simon D. Collier
                                                     ---------------------------
                                                     Simon D. Collier,
                                                     Principal Financial Officer